Cover Document	Jan. 29, 2021	Oct. 26, 2020	Oct. 21, 2019
Cover [Abstract]
Title of 12(b) Security		Common stock, $5.55 par value
City Area Code		(570)
Entity Address, Address Line One		300 Market Street
Entity Incorporation, State or Country Code		PA
Entity Registrant Name		Penns Woods Bancorp Inc
Document Type		8-K
Document Period End Date	Jan. 29, 2021
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity File Number		000-17077
Entity Tax Identification Number		23-2226454
Entity Address, Address Line Two		P.O. Box 967
Entity Address, Postal Zip Code		17703-0967
Entity Address, City or Town		Williamsport
Entity Address, State or Province		PA
Local Phone Number			322-1111
Trading Symbol		PWOD
Security Exchange Name		NASDAQ
Entity Central Index Key		0000716605
Amendment Flag		false